Business Combination and Reverse Recapitalization (Details) - USD ($) $ in Thousands							12 Months Ended
	Oct. 17, 2025	Jun. 16, 2025	May 28, 2025	Mar. 18, 2025	Nov. 20, 2024	Jan. 29, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jan. 16, 2024
Business Combination and Reverse Recapitalization [Line Items]
Annual interest							9.00%			8.00%
Additional common shares							4,714,287
Percentage of outstanding common stock							75.02%
Percentage of issuance contingent right shares							83.29%
Equity and debt financing total (in Dollars)							$ 8,000
Revenues (in Dollars)							$ 16,830	$ 13,688	$ 10,008
Percentage of common shares							71.50%
Fort-Technology [Member]
Business Combination and Reverse Recapitalization [Line Items]
Common stock shares transaction							1,571,429
Capital outstanding							1,571,429
Common shares							1,571,429
Revenues (in Dollars)							$ 15,000
Pure Logistic [Member]
Business Combination and Reverse Recapitalization [Line Items]
Payments to Acquire Businesses, Gross (in Dollars)				$ 2,347
Deferred cash payment (in Dollars)				$ 500
Contingent Right Shares [Member]
Business Combination and Reverse Recapitalization [Line Items]
Common shares received							7,142,857
Common Stock [Member]
Business Combination and Reverse Recapitalization [Line Items]
Additional common shares							1
Common shares	1	1	2,784		1	609
Common Stock [Member] | Fort-Technology [Member]
Business Combination and Reverse Recapitalization [Line Items]
Common shares							1,700,801
Aggregate fair value (in Dollars)							$ 2,463